Income tax (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018
Income tax expense reconciled to profit before income tax
Profit before taxes	$ 4,555	$ 5,696	$ 6,035
Tax at the Australian company tax rate of 30%	$ 1,367	1,708	1,811
Australian company tax rate (as a percent)	30.00%
The effect of amounts which are not deductible (assessable) in calculating taxable income
Hybrid capital distributions	$ 41	36	33
Life insurance: Tax adjustment on policyholder earnings		16	8
Life insurance: Adjustment for life business tax rates		(1)
Dividend adjustments	(1)		(1)
Other non-assessable items	(13)	(5)
Other non-deductible items	5	47	17
Adjustment for overseas tax rates	(16)	(14)	(14)
Income tax (over)/under provided in prior years	(5)	7	2
Other items	1	3	(21)
Total income tax expense	$ 1,379	$ 1,797	$ 1,835
Effective income tax rate (as a percent)	30.27%	31.55%	30.41%
% Mov't
Profit before taxes, percentage movement from prior period	(20.00%)
Profit before taxes, percentage movement from same period in prior year	(25.00%)
Tax at the Australian company tax rate of 30%, percentage movement from prior period	(20.00%)
Tax at the Australian company tax rate of 30%, percentage movement from same period in prior year	(25.00%)
Hybrid capital distributions, percentage movement from prior period	14.00%
Hybrid capital distributions, percentage movement from same period in prior year	24.00%
Life insurance: Tax adjustment on policyholder earnings, percentage movement from prior period	(100.00%)
Life insurance: Tax adjustment on policyholder earnings, percentage movement from same period in prior year	(100.00%)
Life insurance: Adjustment for life business tax rates, percentage movement from prior period	(100.00%)
Other non-assessable items, percentage movement from prior period	160.00%
Other non-deductible items, percentage movement from prior period	(89.00%)
Other non-deductible items, percentage movement from same period in prior year	(71.00%)
Adjustment for overseas tax rates, percentage movement from prior period	14.00%
Adjustment for overseas tax rates, percentage movement from same period in prior year	14.00%
Other items, percentage movement from prior period	(67.00%)
Total income tax expense, percentage movement from prior period	(23.00%)
Total income tax expense, percentage movement from same period of prior year	(25.00%)
Effective income tax rate, percentage movement from prior period	(1.28%)
Effective income tax rate, percentage movement from same period in prior year	(0.14%)